Risk Management and Derivative Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Jul. 01, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 99,200,000
Effect netting arrangements, counterparty exposure	155,800,000
Derivative asset	255,000,000
Cash settlement receipt	6,100,000
Cash collateral received or pledged	0
Interest rate swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate termination amount paid to counterparties		700,000
Single Counterparty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effect netting arrangements, counterparty exposure	109,700,000
MEMP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	207,300,000
Effect netting arrangements, counterparty exposure	309,800,000
Derivative asset	$ 517,100,000